Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Other Intangible Assets, Net [Abstract]
Schedule of goodwill
Balance as of December 31, 2015	$4,122

Acquisition of business during the year 2016	$554

Balance as of December 31, 2017 and 2016	$4,676

Schedule of other intangible assets
	December 31, 2017	December 31, 2016	Weighted average amortization period

Cost:
Brand name	670	670	4.1
Customer list	2,450	2,450	2.5
Software (1)	111	111	3
Customer relationship (1)	141	141	7

	3,372	3,372
Accumulated amortization:
Brand name	670	670
Customer list	2,450	2,450
Software	74	37
Customer relationship	40	20

	3,234	3,177

Amortized cost	$138	$195

(1)	See Note 3.